Related Party Transactions (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
D Mobile [Member]
Intangible purchase				$ 4,950,000
Law Office of Jan Yung Lin [Member]
Legal expenses paid		10,000	10,000	51,431
Daniel [Member]
Rent expenses paid	$ 3,566